Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Pension and Retiree Welfare Plans

(c) Pension and retiree welfare plans

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Changes in defined benefit obligation:
Ending balance prior year	$4,767	$4,823	$682	$713
Plan mergers(1)	–	143	–	–
Current service cost	48	52	1	1
Past service cost	–	(57)	–	–
Interest cost	182	196	26	28
Plan participants’ contributions	1	1	4	5
Actuarial losses (gains) due to:
Experience	15	–	(9)	(2)
Demographic assumption changes	–	(94)	–	(16)
Economic assumption changes	214	116	41	20
Benefits paid	(315)	(314)	(45)	(50)
Impact of changes in foreign exchange rates	(206)	(99)	(35)	(17)
Defined benefit obligation, December 31	$4,706	$4,767	$665	$682

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Change in plan assets:
Fair value of plan assets, ending balance prior year	$4,277	$4,122	$603	$635
Plan mergers(1)	–	129	–	–
Interest income	164	169	23	25
Employer contributions	85	106	12	–
Plan participants’ contributions	1	1	4	5
Benefits paid	(315)	(314)	(45)	(50)
Administration costs	(5)	(7)	(2)	(2)
Actuarial gains (losses)	312	158	30	8
Impact of changes in foreign exchange rates	(191)	(87)	(38)	(18)
Fair value of plan assets, December 31	$4,328	$4,277	$587	$603

(1)	In Canada, two smaller pension plans were merged into the primary Manulife pension plan in 2016. Amounts shown represent the value of the defined benefit obligations and assets transferred from the smaller plans into the primary Manulife plan.

Summary of Amounts Recognized in Consolidated Statements of Financial Position

(d) Amounts recognized in the Consolidated Statements of Financial Position

	Pension plans		Retiree welfare plans
As at December 31,	2017	2016	2017	2016
Development of net defined benefit liability
Defined benefit obligation	$4,706	$4,767	$665	$682
Fair value of plan assets	4,328	4,277	587	603
Deficit	378	490	78	79
Effect of asset limit(1)	–	–	–	–
Deficit and net defined benefit liability	378	490	78	79
Deficit is comprised of:
Funded or partially funded plans	(383)	(292)	(72)	(63)
Unfunded plans	761	782	150	142
Deficit and net defined benefit liability	$378	$490	$78	$79

(1)	No reconciliation has been provided for the effect of the asset limit since there was no effect in either year. For the funded pension plans, the present value of the economic benefits available in the form of reductions in future contributions to the plans is significantly greater than the surplus that would be expected to develop.

Summary of Disaggregation of Defined Benefit Obligation

(e) Disaggregation of defined benefit obligation

	U.S. plans				Canadian plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31,	2017	2016	2017	2016	2017	2016	2017	2016
Active members	$592	$637	$34	$38	$393	$403	$20	$20
Inactive and retired members	2,434	2,528	481	502	1,287	1,199	130	122
Total	$3,026	$3,165	$515	$540	$1,680	$1,602	$150	$142

Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category

(f) Fair value measurements

The major categories of plan assets and the actual per cent allocation to each category are as follows.

	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2017	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$33	1%	$33	6%	$5	1%	$–	–
Equity securities(3)	695	24%	45	8%	212	15%	–	–
Debt securities	1,979	67%	502	85%	1,165	84%	–	–
Other investments(4)	235	8%	7	1%	4	0%	–	–
Total	$2,942	100%	$587	100%	$1,386	100%	$–	–
	U.S. plans(1)				Canadian plans(2)
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
As at December 31, 2016	Fair value	% of total	Fair value	% of total	Fair value	% of total	Fair value	% of total
Cash and cash equivalents	$15	1%	$19	3%	$21	2%	$–	–
Equity securities(3)	825	28%	150	25%	460	34%	–	–
Debt securities	1,834	62%	427	71%	809	60%	–	–
Other investments(4)	259	9%	7	1%	54	4%	–	–
Total	$2,933	100%	$603	100%	$1,344	100%	$–	–

(1)	All the U.S. pension and retiree welfare plan assets have daily quoted prices in active markets, except for the private equity, timber and agriculture assets. In the aggregate, the latter assets represent approximately 6% of all U.S. pension and retiree welfare plan assets as at December 31, 2017 (2016 – 6%).
(2)	All the Canadian pension plan assets have daily quoted prices in active markets, except for the group annuity contract assets that represent approximately 0.3% of all Canadian pension plan assets as at December 31, 2017 (2016 – 3%, including real estate and mortgage assets that were sold in 2017).
(3)	Equity securities include direct investments in MFC common shares of $1.3 (2016 – $1.1) in the U.S. retiree welfare plan and $nil (2016 – $nil) in Canada.
(4)	Other U.S. plan assets include investment in private equity, timberland and agriculture, and managed futures in 2017. Other Canadian pension plan assets include investment in the group annuity contract.

Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans

(g) Net benefit cost recognized in the Consolidated Statements of Income

Components of the net benefit cost for the pension plans and retiree welfare plans were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Defined benefit current service cost(1)	$48	$52	$1	$1
Defined benefit administrative expenses	5	7	2	2
Past service cost – plan amendments(2)	–	(57)	–	–
Service cost	53	2	3	3
Interest on net defined benefit (asset) liability(1)	18	27	3	3
Defined benefit cost	71	29	6	6
Defined contribution cost	75	69	–	–
Net benefit cost	$146	$98	$6	$6

(1)	Includes service and interest costs for the two plans merged into the primary Manulife plan after August 1, 2016.
(2)	Past service cost in 2016 includes ($55) reflecting the removal of the advance provision made in prior years for non-contractual, ad-hoc increases in pension for Standard Life retirees.

Summary of Re-measurement Effects Recognized in Other Comprehensive Income

(h) Re-measurement effects recognized in Other Comprehensive Income

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Actuarial gains (losses) on defined benefit obligations:
Experience	$(15)	$–	$9	$2
Demographic assumption changes	–	94	–	16
Economic assumption changes	(214)	(116)	(41)	(20)
Return on plan assets greater (less) than discount rate	312	158	30	8
Total re-measurement effects	$83	$136	$(2)	$6

Summary of Key Assumptions Used by to Determine Defined Benefit Obligation and Net Benefit Cost for Defined Benefit Pension Plans and Retiree Welfare Plans

(i) Assumptions

The key assumptions used by the Company to determine the defined benefit obligation and net benefit cost for the defined benefit pension plans and retiree welfare plans were as follows.

	U.S. Plans				Canadian Plans
	Pension plans		Retiree welfare plans		Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016	2017	2016	2017	2016
To determine the defined benefit obligation at end of year(1):
Discount rate	3.6%	4.1%	3.6%	4.1%	3.5%	3.9%	3.6%	4.0%
Initial health care cost trend rate(2)	n/a	n/a	8.5%	8.8%	n/a	n/a	5.9%	6.0%
To determine the defined benefit cost for the year(1):
Discount rate	4.1%	4.4%	4.1%	4.3%	3.9%	4.1%	4.0%	4.1%
Initial health care cost trend rate(2)	n/a	n/a	8.8%	9.0%	n/a	n/a	6.0%	6.1%
(1)	Inflation and salary increase assumptions are not shown as they do not materially affect obligations and cost.
(2)	The health care cost trend rate used to measure the U.S. based retiree welfare obligation was 8.5% grading to 5.0% for 2032 and years thereafter (2016 – 8.8% grading to 5.0% for 2032) and to measure the net benefit cost was 8.8% grading to 5.0% for 2032 and years thereafter (2016 – 9.0% grading to 5.0% for 2032). In Canada, the rate used to measure the retiree welfare obligation was 5.9% grading to 4.8% for 2026 and years thereafter (2016 – 6.0% grading to 4.8% for 2026) and to measure the net benefit cost was 6.0% grading to 4.8% for 2026 and years thereafter (2016 – 6.1% grading to 4.8% for 2026).

Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans

Assumptions regarding future mortality are based on published statistics and mortality tables. The current life expectancies underlying the values of the obligations in the defined benefit pension and retiree welfare plans are as follows.

As at December 31, 2017	U.S.	Canada
Life expectancy (in years) for those currently age 65
Males	22.4	22.8
Females	23.9	24.7
Life expectancy (in years) at age 65 for those currently age 45
Males	24.0	23.8
Females	25.5	25.6

Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions

(j) Sensitivity of assumptions on obligation

Assumptions used can have a significant effect on the obligations reported for defined benefit pension and retiree welfare plans. The potential impact on the obligations arising from changes in the key assumptions is set out in the following table. The sensitivities assume all other assumptions are held constant. In actuality, inter-relationships with other assumptions may exist.

As at December 31, 2017	Pension plans	Retiree welfare plans
Discount rate:
Impact of a 1% increase	$(451)	$(67)
Impact of a 1% decrease	536	82
Health care cost trend rate:
Impact of a 1% increase	n/a	24
Impact of a 1% decrease	n/a	(21)
Mortality rates(1)
Impact of a 10% decrease	119	16

(1)	If the actuarial estimates of mortality are adjusted in the future to reflect unexpected decreases in mortality, the effect of a 10% decrease in mortality rates at each future age would be an increase in life expectancy at age 65 of 0.9 years for U.S. males and females and 0.8 years for Canadian males and females.

Summary of Weighted Average Duration of the Defined Benefit Obligations

(k) Maturity profile

The weighted average duration (in years) of the defined benefit obligations is as follows.

	Pension plans		Retiree welfare plans
As at December 31,	2017	2016	2017	2016
U.S. plans	9.5	9.2	9.8	9.1
Canadian plans	12.8	12.7	14.2	14.2

Summary of Cash Payments

(l) Cash flows – contributions

Total cash payments for all employee future benefits, comprised of cash contributed by the Company to funded defined benefit pension and retiree welfare plans, cash payments directly to beneficiaries in respect of unfunded pension and retiree welfare plans, and cash contributed to defined contribution pension plans, were as follows.

	Pension plans		Retiree welfare plans
For the years ended December 31,	2017	2016	2017	2016
Defined benefit plans	$85	$106	$12	$–
Defined contribution plans	75	69	–	–
Total	$160	$175	$12	$–